SUBSEQUENT EVENTS (Details) (USD $)												1 Months Ended			1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Lease expiring in 2024	Sep. 30, 2013 Lease expiring in 2019	Sep. 30, 2013 Revolving line of credit	Dec. 31, 2012 Revolving line of credit	Jun. 30, 2012 Revolving line of credit	Dec. 31, 2011 Revolving line of credit	May 31, 2013 Subsequent event	Dec. 31, 2012 Subsequent event	May 31, 2013 Subsequent event 2008 Equity Incentive Plan	Aug. 31, 2013 Subsequent event Lease expiring in 2024	Aug. 31, 2013 Subsequent event Lease expiring in 2019	Apr. 30, 2013 Subsequent event Revolving line of credit	May 23, 2013 Subsequent event Revolving line of credit
Subsequent events
Additional amount borrowed															$ 5,000,000
Amount outstanding under the line of credit						11,900,000	1,900,000		3,900,000							6,900,000
Maximum advance amount								25,000,000								25,000,000
Common stock, shares authorized	1,000,000,000	35,850,100	28,250,000							39,435,110	35,850,100
Increase in number of shares reserved for future grants												1,743,000
Total future payments	61,139,000	11,097,000		25,000,000	25,600,000								25,000,000	25,600,000
Irrevocable letter of credit	$ 3,000,000	$ 200,000	$ 100,000										$ 1,200,000	$ 1,600,000